Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				December 31
		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	1,111	$19.90	2,639	$22.36
Granted, during the year	600	$26.47	429	$24.91
Exercised, during the year(*)	(9)	$(16.45)	(1,957)	$(22.49)
Forfeited, during the year	(20)	$(20.82)	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	1,682	$20.14	1,111	$19.90
Options outstanding, exercisable	308		303
Weighted average grant date market value	$21.85		$21.88
Weighted average remaining contractual life (expressed in years)	7.4		7.1
Note:
(*)Includes the exercise of share appreciation rights.

				December 31
			2015	2014

Share based compensation expense			$706	$11,528
Unrecognized compensation costs for options			$4,034	$4,470
Share based compensation accrued			$5,986	$6,830

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014

Grant date - August 25, 2008
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	16.8%	22.0%
Risk free interest rate	0.5%	1.0%
Expected remaining life, stated in years	1.1	1.1
Fair value, per option (in Canadian dollars)	$11.98	$14.47

Grant date - August 20, 2012
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	21.0%	18.3%
Risk free interest rate	0.5%	1.2%
Expected remaining life, stated in years	1.3	2.3
Fair value, per option (in Canadian dollars)	$11.63	$13.81

Grant date - March 26, 2013
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	19.6%	19.8%
Risk free interest rate	0.5%	1.3%
Expected remaining life, stated in years	2.1	3.0
Fair value, per option (in Canadian dollars)	$10.36	$12.88

Grant date - March 19, 2014
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	18.5%	20.3%
Risk free interest rate	0.6%	1.5%
Expected remaining life, stated in years	3.3	4.3
Fair value, per option (in Canadian dollars)	$5.61	$8.53

Grant date - August 25, 2015
Option pricing model - Monte Carlo Simulation
Expected volatility	29.0%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	10.0	-
Fair value, per option (in Canadian dollars)	$9.36	$-

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		December 31
	2015	2014

Outstanding, beginning of year	399	322
Granted, during the year	155	168
Vested, during the year	(58)	(78)
Forfeited, during the year	-	(13)
Outstanding, end of year	496	399
Weighted average remaining life	1.21	1.69
Restricted share expense	$3,739	$2,759

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
2016	$2,755
2017	1,558
2018	236
$4,549

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
				December 31
		2015		2014
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	324	$21.27	507	$19.87
Granted, during the year	168	$27.91	164	$23.35
Vested, during the year	-	-	(12)	-
Expired, during the year	-	-	(334)	-
Forfeited, during the year	(19)	-	(1)	-
Outstanding, end of year	473	$23.45	324	$21.27

				December 31
			2015	2014
PSU expense			$4,005	$1,490
Unrecognized compensation cost for PSU's			$4,045	$4,834
PSU compensation cost accrued			$8,759	$5,350

The Company uses the Black-Scholes-Merton pricing model to calculate the estimated fair value of the PSU's. The following weighted average assumptions were used:

				December 31
			2015	2014

Grant date - March 26, 2013
Dividend yield			2.1%	1.8%
Expected volatility			27.4%	20.8%
Risk free interest rate			0.4%	1.0%
Expected remaining life, stated in years			0.2	1.2
Fair value of each PSU (in Canadian dollars)			$32.44	$34.15

Grant date - March 19, 2014
Dividend yield			2.1%	1.8%
Expected volatility			21.7%	18.6%
Risk free interest rate			0.5%	1.2%
Expected remaining life, stated in years			1.2	2.2
Fair value of each PSU (in Canadian dollars)			$31.77	$33.53

Grant date - March 25, 2015
Dividend yield			2.1%	-
Expected volatility			19.5%	-
Risk free interest rate			0.5%	-
Expected remaining life, stated in years			2.2	-
Fair value of each PSU (in Canadian dollars)			$31.12	$-